FINANCE EXPENSE - NET	12 Months Ended
Mar. 31, 2020
Analysis of income and expense [abstract]
FINANCE EXPENSE - NET
FINANCE EXPENSE – NET

	2020	2019
Finance expense:
Long-term debt (other than lease liabilities)	$105.1	$63.1
Lease liabilities	23.3	7.6
Royalty obligations	10.0	11.9
Employee benefits obligations (Note 19)	5.6	5.7
Other	15.5	13.8
Borrowing costs capitalized	(3.6)	(5.0)
Finance expense	$155.9	$97.1
Finance income:
Loans and investment in finance leases	$(8.3)	$(8.5)
Other	(3.2)	(7.7)
Finance income	$(11.5)	$(16.2)
Finance expense – net	$144.4	$80.9